Summary of Significant Accounting Policies - Schedule of Useful Lives of Property, Equipment and Software (Detail)	Dec. 31, 2025
Servers and computers [Member] | Minimum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	3 years
Servers and computers [Member] | Maximum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	5 years
Furniture, fixtures, office and other equipment [Member] | Minimum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	3 years
Furniture, fixtures, office and other equipment [Member] | Maximum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	5 years
Leasehold improvements [Member]
Property, Equipment and Software [Line Items]
Property, equipment and software, useful life, term, description [extensible enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Software and others [Member] | Minimum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	3 years
Software and others [Member] | Maximum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	5 years